Shareholder Report, Average Annual Return (Details)					5 Months Ended	6 Months Ended	12 Months Ended	28 Months Ended	37 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	Feb. 27, 2024	Mar. 31, 2022	Jun. 30, 2021	Apr. 30, 2018	Jul. 31, 2024	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000199439
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Belmont Theta Income Fund - Institutional Class
C000227329
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Channing Intrinsic Value Small-Cap Fund - I
C000234651
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MDP Low Volatility Fund - I
C000248358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regan Floating Rate MBS ETF
C000074420
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Summitry Equity Fund
Without Sales Load [Member] | C000199439
Average Annual Return [Line Items]
Average Annual Return, Percent							11.64%			2.89%	2.41%
Without Sales Load [Member] | C000227329
Average Annual Return [Line Items]
Average Annual Return, Percent							14.44%		4.02%
Without Sales Load [Member] | C000234651
Average Annual Return [Line Items]
Average Annual Return, Percent							10.96%	6.53%
Without Sales Load [Member] | C000248358
Average Annual Return [Line Items]
Average Annual Return, Percent					3.62%
Without Sales Load [Member] | C000074420
Average Annual Return [Line Items]
Average Annual Return, Percent							19.92%			12.48%		10.30%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							22.15%			15.00%	14.42%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent							21.07%		8.47%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							20.34%	8.85%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent					4.37%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							22.15%			15.00%		13.15%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent							5.48%			2.22%	2.23%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent							15.68%		3.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					3.77%
Regan Floating Rate MBS ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent					4.02%